NOTE PAYABLE – CONVERTIBLE (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 03, 2020	Feb. 16, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Capitalization, Long-term Debt [Line Items]
Note payable - convertible			$ 0		$ 0		$ 10,000	$ 453,991
Amount of debt conversion								531,100
Proceeds from convertible debt					579,741	$ 585,000	1,620,000	408,000
Repayments of convertible debt					35,000	348,000	348,000	104,704
Interest expense							5,041	7,675
Accrued interest							0	11,244
Convertible Notes Payable [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Interest expense			0	$ 118,443	161	$ 158,250	64,093	$ 51,015
Accrued interest			$ 0		$ 0		$ 760
Unsecured Convertible Promissory Note With Investor [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Amount of debt conversion	$ 10,000
Interest rate	18.00%
Debt Instrument, Term	6 months
Proceeds from convertible debt	$ 500,000
Conversion price	$ 0.01
Repayments of convertible debt		$ 10,000
Accrued interest paid		$ 1,007